Prepayment, deposits and other receivables - Schedule of Prepayment, Deposits and Other Receivable, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Schedule Of Prepayment Deposits And Other Receivable Net Abstract
Prepayment	$ 4,583,708	$ 590,098	$ 268,156
Deposits	77,600	9,990	77,600
Other receivables	93,855	12,083
Total prepayment, deposits and other receivables	$ 4,755,163	$ 612,171	$ 345,756